Condensed Statements of Changes in Stockholders’ (Deficit) Equity - USD ($)		Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Jun. 17, 2020
Net income (loss)				(1,000)	(1,000)
Balance at Jun. 30, 2020				(1,000)	(1,000)
Balance at Jun. 17, 2020
Issuance of Common stock to Sponsor	[1],[2]	$ 431	24,569		25,000
Issuance of Common stock to Sponsor (in Shares)	[1],[2]	4,312,500
Net income (loss)				(1,000)	(1,000)
Balance at Dec. 31, 2020		$ 431	24,569	(1,000)	24,000
Balance (in Shares) at Dec. 31, 2020		4,312,500
Balance at Jun. 30, 2020				(1,000)	(1,000)
Sale of 4,312,500 Founder Shares		$ 431	24,569		25,000
Sale of 4,312,500 Founder Shares (in Shares)		4,312,500
Net income (loss)
Balance at Sep. 30, 2020		$ 431	24,569	(1,000)	24,000
Balance (in Shares) at Sep. 30, 2020		4,312,500
Balance at Dec. 31, 2020		$ 431	24,569	(1,000)	24,000
Balance (in Shares) at Dec. 31, 2020		4,312,500
Net income (loss)
Balance at Mar. 31, 2021		$ 431	24,569	(1,000)	24,000
Balance (in Shares) at Mar. 31, 2021		4,312,500
Balance at Dec. 31, 2020		$ 431	24,569	(1,000)	24,000
Balance (in Shares) at Dec. 31, 2020		4,312,500
Balance at Sep. 30, 2021		$ 431		(11,552,330)	(11,551,899)
Balance (in Shares) at Sep. 30, 2021		4,312,500
Balance at Mar. 31, 2021		$ 431	24,569	(1,000)	24,000
Balance (in Shares) at Mar. 31, 2021		4,312,500
Net income (loss)
Balance at Jun. 30, 2021		$ 431	24,569	(1,000)	24,000
Balance (in Shares) at Jun. 30, 2021		4,312,500
Excess of cash received over fair value of private placement warrants			1,076,250		1,076,250
Accretion of common stock to redemption amount			(1,100,819)	(14,892,403)	(15,993,222)
Net income (loss)				3,341,073	3,341,073
Balance at Sep. 30, 2021		$ 431		$ (11,552,330)	$ (11,551,899)
Balance (in Shares) at Sep. 30, 2021		4,312,500

[1]	In February 2021, the Company effected a 1.4375-for-1 stock split, resulting in 7,187,500 shares of common stock outstanding. In June 2021, our Sponsor forfeited 2,875,000 founder shares for no consideration resulting in 4,312,500 shares of common stock outstanding (see Notes 5 and 9). All share and per-share amounts have been retroactively restated to reflect the share forfeiture.
[2]	Includes up to 562,500 common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter (see Note 5).